Prepaid Expenses and Other Current Assets	12 Months Ended
Jun. 30, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of June 30, 2023 and 2022, prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2023	2022
Deferred costs (1)	$683	$783,798
Deferred offering costs	-	-
Other receivables	109,100	36,559
	109,783	820,357
Allowance for credit losses (2)	(13,791)	(14,930)
	$95,992	$805,427

An analysis of the allowance for credit losses was as follows:

	As of June 30,
	2023	2022
Balance at beginning of the year	$14,930	$27,887
Reverse	-	(12,407)
Foreign exchange	(1,139)	(550)
Balance at the end of the year	$13,791	$14,930

(1)

Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.

As of June 30, 2022, deferred costs primarily consisted of costs paid by the Company in advance to various vendors for the events and performances to be carried out subsequently in July and December 2022.

As of June 30, 2023, deferred costs primarily consisted of costs paid by the Company in advance to various vendors for the events and performances to be carried out subsequently in July and December 2023.

(2)	The Company recorded bad debt expenses of $27,887, negative $12,407, and nil for other receivables for the fiscal years ended June 30, 2021, 2022, and 2023, respectively.